Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	$ 1,920,159,608	$ 1,846,998,020
Total	1,464,491,965	1,743,892,909
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	136,371,921	181,097,755
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	759,165,134	750,176,684
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	1,024,622,553	915,723,581
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	891,529,922	812,250,930
Suppliers for the purchase of fuels and gas	255,565,802	236,836,190
Accounts payable for goods and services	360,991,837	354,237,114
Accounts payable for the purchase of assets	412,072,047	443,673,786
Total	1,920,159,608	1,846,998,020
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	53,780,917	68,929,751
Accounts payable for the purchase of assets	82,591,004	112,168,004
Total	136,371,921	181,097,755
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	196,388,412	228,033,131
Suppliers for the purchase of fuels and gas	255,565,802	236,836,190
Accounts payable for goods and services	307,210,920	285,307,363
Total	759,165,134	750,176,684
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	695,141,510	584,217,799
Accounts payable for the purchase of assets	329,481,043	331,505,782
Total	$ 1,024,622,553	$ 915,723,581